Nuveen Core Equity Alpha Fund
Portfolio of Investments March 31, 2022
(Unaudited)
JCE
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.9%
5,100 Lockheed Martin Corp $ 2,251,140
Air Freight & Logistics - 1.1%
6,770 FedEx Corp 1,566,510
5,956 United Parcel Service Inc, Class B 1,277,324
Total Air Freight & Logistics 2,843,834
Automobiles - 1.7%
4,060 Tesla Inc (2) 4,375,056
Banks - 2.7%
20,885 Bank of America Corp 860,880
36,910 Citigroup Inc 1,970,994
3,200 Citizens Financial Group Inc 145,056
1,540 First Republic Bank/CA 249,634
13,220 JPMorgan Chase & Co 1,802,150
33,830 Truist Financial Corp 1,918,161
780 Wells Fargo & Co 37,799
Total Banks 6,984,674
Beverages - 0.7%
9,760 Coca-Cola Co 605,120
7,100 PepsiCo Inc 1,188,398
Total Beverages 1,793,518
Biotechnology - 0.1%
2,460 AbbVie Inc 398,791
Building Products - 0.7%
6,040 Johnson Controls International plc 396,043
15,460 Owens Corning 1,414,590
Total Building Products 1,810,633
Capital Markets - 2.7%
10,830 Blackstone Inc 1,374,760
27,924 Carlyle Group Inc 1,365,763
26,320 Charles Schwab Corp 2,219,039
44,450 Franklin Resources Inc 1,241,044
2,040 KKR & Co Inc 119,279
156 S&P Global Inc 63,988
10,006 Stifel Financial Corp 679,408
Total Capital Markets 7,063,281
Chemicals - 1.4%
29,540 Dow Inc 1,882,289
5,510 Element Solutions Inc 120,669
16,790 LyondellBasell Industries NV, Class A 1,726,348
Total Chemicals 3,729,306
Communications Equipment - 1.1%
53,370 Cisco Systems Inc 2,975,911

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

JCE
Shares Description (1) Value
Construction & Engineering - 0.5%
50,650 MDU Resources Group Inc $ 1,349,822
Consumer Finance - 0.2%
13,380 OneMain Holdings Inc 634,346
Containers & Packaging - 0.6%
32,960 Westrock Co 1,550,109
Distributors - 0.5%
11,040 Genuine Parts Co 1,391,261
Diversified Consumer Services - 0.3%
29,220 Frontdoor Inc (2) 872,217
Diversified Financial Services - 2.0%
12,270 Berkshire Hathaway Inc, Class B (2) 4,330,206
27,100 Equitable Holdings Inc 837,661
Total Diversified Financial Services 5,167,867
Diversified Telecommunication Services - 1.8%
100,890 AT&T Inc 2,384,031
48,439 Verizon Communications Inc 2,467,482
Total Diversified Telecommunication Services 4,851,513
Electric Utilities - 0.9%
11,990 Alliant Energy Corp 749,135
12,740 Duke Energy Corp 1,422,549
2,700 Exelon Corp 128,601
Total Electric Utilities 2,300,285
Electrical Equipment - 1.5%
11,370 AMETEK Inc 1,514,257
5,550 Eaton Corp PLC 842,268
42,740 nVent Electric PLC 1,486,497
Total Electrical Equipment 3,843,022
Electronic Equipment, Instruments & Components - 1.2%
9,210 Keysight Technologies Inc (2) 1,454,904
15,040 National Instruments Corp 610,473
10,990 TD SYNNEX Corp 1,134,278
Total Electronic Equipment, Instruments & Components 3,199,655
Energy Equipment & Services - 0.6%
40,950 Schlumberger NV 1,691,645
Entertainment - 0.5%
5,410 Electronic Arts Inc 684,419
3,910 Walt Disney Co (2) 536,296
Total Entertainment 1,220,715
Equity Real Estate Investment Trusts (REITs) - 1.5%
24,300 CubeSmart 1,264,329
6,350 Sun Communities Inc 1,113,091
39,100 Weyerhaeuser Co 1,481,890
Total Equity Real Estate Investment Trusts (REITs) 3,859,310

Shares Description (1) Value
Food & Staples Retailing - 1.3%
5,990 Albertsons Cos Inc, Class A $ 199,167
250 Costco Wholesale Corp 143,963
20,039 Walmart Inc 2,984,208
Total Food & Staples Retailing 3,327,338
Food Products - 0.6%
18,260 Tyson Foods Inc, Class A 1,636,644
Health Care Equipment & Supplies - 1.6%
23,860 Abbott Laboratories 2,824,069
3,120 Masimo Corp (2) 454,085
8,660 Quidel Corp (2) 973,904
Total Health Care Equipment & Supplies 4,252,058
Health Care Providers & Services - 1.8%
30 McKesson Corp 9,184
9,450 UnitedHealth Group Inc 4,819,216
Total Health Care Providers & Services 4,828,400
Health Care Technology - 0.1%
1,690 Veeva Systems Inc, Class A (2) 359,057
Hotels, Restaurants & Leisure - 1.2%
690 McDonald's Corp 170,623
33,050 Six Flags Entertainment Corp (2) 1,437,675
16,780 Wyndham Hotels & Resorts Inc 1,421,098
Total Hotels, Restaurants & Leisure 3,029,396
Household Products - 1.7%
15,180 Colgate-Palmolive Co 1,151,099
21,850 Procter & Gamble Co 3,338,680
Total Household Products 4,489,779
Industrial Conglomerates - 1.5%
12,280 3M Co 1,828,246
11,160 Honeywell International Inc 2,171,513
Total Industrial Conglomerates 3,999,759
Insurance - 0.5%
18,910 First American Financial Corp 1,225,746
Interactive Media & Services - 6.2%
2,160 Alphabet Inc, Class C (2) 6,032,858
1,980 Alphabet Inc, Class A (2) 5,507,073
21,050 Meta Platforms Inc, Class A (2) 4,680,678
Total Interactive Media & Services 16,220,609
Internet & Direct Marketing Retail - 4.3%
3,437 Amazon.com Inc (2) 11,204,448
IT Services - 5.0%
8,420 Accenture PLC, Class A 2,839,477
16,190 Amdocs Ltd 1,330,980
18,060 Fidelity National Information Services Inc 1,813,585
17,520 Fiserv Inc (2) 1,776,528
12,860 Global Payments Inc 1,759,762
12,858 Kyndryl Holdings Inc (2) 168,697
2,061 Mastercard Inc, Class A 736,560

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

JCE
Shares Description (1) Value
IT Services (continued)
2,290 PayPal Holdings Inc (2) $ 264,838
95,760 StoneCo Ltd, Class A (2) 1,120,392
5,310 Visa Inc, Class A 1,177,599
Total IT Services 12,988,418
Life Sciences Tools & Services - 2.8%
3,190 Charles River Laboratories International Inc (2) 905,864
9,400 Danaher Corp 2,757,302
420 Mettler-Toledo International Inc (2) 576,740
5,173 Thermo Fisher Scientific Inc 3,055,433
Total Life Sciences Tools & Services 7,295,339
Machinery - 1.8%
21,000 Otis Worldwide Corp 1,615,950
18,830 PACCAR Inc 1,658,358
24,750 Pentair PLC 1,341,698
Total Machinery 4,616,006
Media - 1.6%
56,880 Comcast Corp, Class A 2,663,122
59,400 News Corp, Class B 1,337,688
13,160 News Corp, Class A 291,494
Total Media 4,292,304
Multiline Retail - 0.8%
9,669 Target Corp 2,051,955
Oil, Gas & Consumable Fuels - 4.4%
4,590 Chevron Corp 747,390
3,720 ConocoPhillips 372,000
16,630 EOG Resources Inc 1,982,795
45,870 Exxon Mobil Corp 3,788,403
40,560 HF Sinclair Corp (2) 1,616,316
20,720 Phillips 66 1,790,001
15,650 Targa Resources Corp 1,181,105
Total Oil, Gas & Consumable Fuels 11,478,010
Pharmaceuticals - 5.2%
32,360 Bristol-Myers Squibb Co 2,363,251
60 Eli Lilly & Co 17,182
26,710 Johnson & Johnson 4,733,813
36,321 Merck & Co Inc 2,980,138
66,140 Pfizer Inc 3,424,068
Total Pharmaceuticals 13,518,452
Real Estate Management & Development - 1.2%
16,890 CBRE Group Inc, Class A 1,545,773
5,782 Jones Lang LaSalle Inc (2) 1,384,558
27,280 Opendoor Technologies Inc (2) 235,972
Total Real Estate Management & Development 3,166,303
Road & Rail - 0.6%
960 Norfolk Southern Corp 273,811
49,860 Schneider National Inc, Class B 1,271,430
Total Road & Rail 1,545,241

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 6.8%
18,867 Advanced Micro Devices Inc (2) $ 2,062,918
16,770 Applied Materials Inc 2,210,286
330 Broadcom Inc 207,795
55,720 Intel Corp 2,761,483
2,570 Marvell Technology Inc 184,295
14,540 NVIDIA Corp 3,967,384
16,540 QUALCOMM Inc 2,527,643
10,540 Skyworks Solutions Inc 1,404,771
14,030 Texas Instruments Inc 2,574,224
Total Semiconductors & Semiconductor Equipment 17,900,799
Software - 9.7%
5,150 Adobe Inc (2) 2,346,443
2,780 Cadence Design Systems Inc (2) 457,199
9,300 Manhattan Associates Inc (2) 1,290,003
55,915 Microsoft Corp 17,239,154
7,331 salesforce.com Inc (2) 1,556,518
17,690 SS&C Technologies Holdings Inc 1,327,104
6,349 VMware Inc, Class A 722,960
2,960 Zendesk Inc (2) 356,058
240 Zoom Video Communications Inc, Class A (2) 28,135
Total Software 25,323,574
Specialty Retail - 2.4%
11,310 Home Depot Inc 3,385,422
10,700 Lowe's Cos Inc 2,163,433
3,000 Tractor Supply Co 700,110
Total Specialty Retail 6,248,965
Technology Hardware, Storage & Peripherals - 8.1%
114,118 Apple Inc (3) 19,926,144
25,140 Dell Technologies Inc, Class C (2) 1,261,777
2,640 Hewlett Packard Enterprise Co 44,114
Total Technology Hardware, Storage & Peripherals 21,232,035
Textiles, Apparel & Luxury Goods - 1.1%
17,404 NIKE Inc, Class B 2,341,882
13,400 Tapestry Inc 497,810
Total Textiles, Apparel & Luxury Goods 2,839,692
Tobacco - 0.3%
9,370 Philip Morris International Inc 880,218
Trading Companies & Distributors - 0.6%
47,206 Univar Solutions Inc (2) 1,517,201
Wireless Telecommunication Services - 0.7%
13,441 T-Mobile US Inc (2) 1,725,152
Total Common Stocks (cost $219,373,283) 259,350,809
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 0.9%
5,100 iShares Core S&P 500 ETF 2,313,819
Total Exchange-Traded Funds (cost $2,094,418) 2,313,819
Total Long-Term Investments (cost $221,467,701) 261,664,628

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

JCE
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.7%
REPURCHASE AGREEMENTS - 2.7%
$ 7,018 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$7,017,589, collateralized by $6,629,000, U.S. Treasury
Inflation Index Note, 0.125%, due 1/15/32, value
$7,158,020
0.000% 4/01/22 $ 7,017,589
Total Short-Term Investments (cost $7,017,589) 7,017,589
Total Investments (cost $ 228,485,290 ) - 102 .7% 268,682,217
Other Assets Less Liabilities - (2.7)% (4) (7,059,770)
Net Assets Applicable to Common Shares - 100% $ 261,622,447
Options Written
Description (5) Type
Number of
Contracts
Notional
Amount (6)
Exercise
Price Expiration Date Value
Russell 2000® Index Call (22) $ (4,620,000) $ 2,100 4/14/22 $ (52,580)
S&P 500® Index Call (25) (11,250,000) 4,500 4/14/22 (218,125)
S&P 500® Index Call (125) (57,500,000) 4,600 4/14/22 (383,750)
S&P 500® Index Call (50) (23,500,000) 4,700 4/14/22 (28,750)
Total Options Written (premiums received $421,256) (222) $(96,870,000) $(683,205)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 259,350,809 $ – $ – $ 259,350,809
Exchange-Traded Funds 2,313,819 – – 2,313,819
Short-Term Investments:
Repurchase Agreements – 7,017,589 – 7,017,589
Investments in Derivatives:
Options Written (683,205) – – (683,205)
Total
$ 260,981,423 $ 7,017,589 $ – $ 267,999,012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(5) Exchange-traded, unless otherwise noted.
(6) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
S&P Standard & Poor's